COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	May 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Period of internet data center service agreements (in years)	1 year
Total contractual minimum purchase commitments	¥ 600,000			$ 82,200
Remaining purchase commitment		¥ 252,912	$ 34,649